UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
 (Address of Principal Executive Offices) (Zip code)

David J. Schulte, 11550 Ash Street, Suite 300, Leawood, KS 66211
 (Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: June 30, 2008

Item 1.  Proxy Voting Record.

Company Name	Meeting Date	CUSIP	Ticker
AltaGas Utility Group, Inc.	4/16/2008		AUI-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Directors--Patricia M. Newson, David W. Cornhill, Dennis A. Dawson, Phillip R. Knoll, Gerry M. Malin, J. Bruce Petrie	Issuer

For	For	2. Appointment of Ernst & Young, LLP as auditors of the corporation and authorization of the directors of the corporation to fix Ernst & Young LLP's remuneration in that capacity.	Issuer

For	For	3. To consider, and if thought advisable, pass, with or without variation, an ordinary resolution providing for the reconfirmation of the Shareholder Rights Plan of the corporation.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Spectra Energy Income Fund	4/21/2008		SP-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Against	Against
1.  To approve the special resolution of unitholders of the Fund to approve (a) the Support Agreement dated March 4, 2008 among the Fund, Spectra Energy Midstream Holdco Management Partnership and (b) proposed amendments to the Declaration of Trust of the Fund required to facilitate the going private transaction of the Fund, all as outlined in the information circular and in the form of the resolutions attached as Schedule "A" to the circular.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
AltaGas Income Trust	4/24/2008		ALA-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To consider the nominees standing for election as directors of the General Partner, to fix the number of directors of the General Partner and to direct Computershare Trust Company of Canada, as trustee of the Trust, to cause the election of the directors of the General Partner.
Issuer

For	For	2. To appoint Ernst & Young LLP as auditors of the Trust and to authorize the directors of the General Partner to fix Ernst & Young LLP's remuneration in that capacity.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enbridge Income Fund	5/5/2008		ENF-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To appoint PricewaterhouseCoopers LLP, Chartered Accountants, as the Auditors of the fund for the ensuing year and authorize the trustees of Enbridge Commercial Trust (ECT) to fix their remuneration.
Issuer

For	For
2.  To approve to direct and instruct CIBC Mellon Trust Company, as the Sole Trust of the fund, to vote the units of ECT held by the fund with respect to the election of the Trustees of ECT, who are independent of Enbridge Management Services Inc., the Administrator of the fund and the manager of ECT:  Richard H. Auchinleck, Catherine M. Best, J. Lorne Braithwaite, Elizabeth Cannon, and Gordon G. Tallman.
Issuer

Company Name	Meeting Date	CUSIP	Ticker
Innergex Power Income Fund	5/7/2008		IEF-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For	1. To appoint KPMG LLP, Chartered Accountants, as auditors of the Fund and authorize the trustees of Innergex Power Trust ("IPT") to fix the remuneration of the auditors.	Issuer

For	For
2.  To direct and instruct the trustees of the Fund as to the manner in which it shall vote units of IPT to elect the IPT trustees who are unrelated to the administrator of the Fund--John A. Hanna, Lise Lachapelle, Jean La Couture and Daniel L. Lafrance.
Issuer

For	For	3. To approve to direct the Fund trustee to vote for the appointment of KPMG LLP, Chartered Accountants, as the Auditors of IPT and authorize the trustees of IPT to fix their remuneration.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Enerplus Resources Fund	5/9/2008		ERF-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To nominate the directors of Enermark, who ar responsible for the governance and administration of the business and affairs of Enerplus:  Edwin Dodge, Gordon J. Kerr, Douglas R. Martin, Glen D. Roane, W.C. Seth, Donald. T. West, Harry Wheeler, Robert B. Hodgins, David P. O'Brien, Clayton H. Woitas and Robert L. Zorich.
Issuer

For	For	2. To appoiont Deloitte & Touche LLP as auditors of the Fund.	Issuer

For	For	3. To consider, and if thought fit, to pass an ordinary resolution to approve the unallocated rights under the Fund's Trust Unit Rights Incentive Plan.	Issuer

For	For	4. To consider, and if thought fit, to pass an ordinary resolution to amend the Fund's Trust Unit Rights Incentive Plan.	Issuer

For	For	5. To consider, and if thought fit, to pass an ordinary resolution to approve the continuation and the amendment and restatement of the Fund's Unitholder Rights Plan Agreement.	Issuer

For	For	6. To consider, and if thought fit, to pass an extraordinary resolution to remove and replace the current trustee of the fund.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Keyera Facilities Income Fund	5/13/2008		KEY-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Did not vote	N/A	1. To appoint Deloitte & Touche LLP as auditors of the Fund for the ensuing year.	Issuer

Did not vote	N/A
2.  To consider, and if deemed advisable, to pass, with or without variation, an ordinary resolution to elect directors of Keyera Energy Management, Ltd. (the "Administrator") to hold office until the next annual meeting of Unitholders or until their successors are elected or appointed.
Issuer
Company Name	Meeting Date	CUSIP	Ticker
Northland Power Income Fund	5/14/2008		NPI-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
Did not vote	N/A
1.  To direct and instruct Computershare Trust Company of Canada (the "Trustee") as to the manner in which the Trustee shall vote the units of NPIF Commercial Trust ("CT") held by the Fund in respect of the election of the trustees of CT who are unrelated to Northalnd Power Income Fund Management, Inc.
Issuer

Did not vote	N/A	2. To reappoint the incumbent auditors of the Fund.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Crescent Point Energy Trust	5/30/2008		CPG-U

Vote	For/Against Management	Proposal	Proposed by Issuer or Security Holder
For	For
1.  To elect the directors of Crescent Point Resources Inc. ("CPRI"), the administrator of the Trust: Peter Bannister, Paul Colborne, Kenny Cugnet, Hugh Gillard, Gerald Romanzin, Scott Saxberg and Greg Turnbull.
Issuer

For	For	2. To appoint PriceWaterhouse Coopers as auditors of the Trust.	Issuer

For	For	3. Proposal to amend the Trust's restricted unit bonus plan.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: August 29, 2008	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer